Share capital and Contributed Surplus - Disclosure of changes in share units (Details) - shares	12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disclosure of classes of share capital [line items]
Outstanding, beginning of year			373
Expired / cancelled			(373)
Outstanding, end of year				373
Restricted Share Units [Member]
Disclosure of classes of share capital [line items]
Outstanding, beginning of year			108
Granted		0	0	0
Expired / cancelled			(108)
Outstanding, end of year				108
Performance Stock Units [Member]
Disclosure of classes of share capital [line items]
Granted	0		0	0
Share Appreciation Rights [Member]
Disclosure of classes of share capital [line items]
Outstanding, beginning of year			265
Granted		0	0	0
Expired / cancelled			(265)
Outstanding, end of year				265